Disposals of businesses and deconsolidation of subsidiaries - West Vela (Details) - USD ($) $ in Thousands			12 Months Ended
		Nov. 04, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 21, 2014	Jan. 02, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contingent consideration realized			$ 47,000	$ 0	$ 0
(Loss)/gain on disposals	[1]		(63,000)	632,000	$ 61,000
West Vela
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Deferred contingent consideration per day, remainder of contract		$ 44
Deferred contingent consideration per day		40
Contingent consideration realized			$ 15,000	$ 1,000
Enterprise value		900,000
Deferred consideration		74,000
Less: Debt assumed		(433,000)
Purchase price		541,000
Working capital adjustments		(6,000)
Purchase price		535,000
Cash		467,000
Less: net carrying value of assets and liabilities		(303,000)
Less: allocated goodwill to subsidiaries		(41,000)
(Loss)/gain on disposals		$ 191,000
Seadrill Capricorn Holdings LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest, percentage		49.00%				49.00%	49.00%

[1]	Includes transactions with related parties. Refer to Note 31.